TAXES BASED ON INCOME (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013
Schedule of components of the temporary differences
Accrued expenses not currently deductible	$ 40.7	$ 44.7
Net operating losses	277.7	306.2
Tax credit carryforwards before tax effect	104.2	129.2
Postretirement and postemployment benefits	97.6	100.8
Pension costs	154.0	95.7
Inventory reserves	9.1	8.6
Other assets	9.2	6.2
Valuation allowance	(75.0)	(59.0)
Total deferred tax assets	617.5	632.4
Depreciation and amortization	(121.8)	(127.8)
Repatriation accrual	1.9	(52.9)
Foreign operating loss recapture	(118.0)	(136.5)
Other liabilities	(3.0)	(1.8)
Total deferred tax liabilities	(240.9)	(319.0)
Total net deferred tax assets from continuing operations	376.6	313.4
Contra deferred tax liability related to unrealized foreign exchange losses associated with earnings	6.3
Net deferred tax liability associated with the future tax cost to repatriate non permanently reinvested earnings of the Company's foreign subsidiaries	$ 4.4